EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income attributable to ordinary shareholders, basic and diluted	$ 28,998	$ 21,393
Denominator:
Weighted-average ordinary shares outstanding, basic	51,196,507	49,442,327
Employee stock options, RSUs and PSUs	1,953,054	2,664,042
Weighted average ordinary shares outstanding, diluted	53,149,561	52,106,369
Net income per share attributable to ordinary shareholders, basic	$ 0.57	$ 0.43
Net income per share attributable to ordinary shareholders, diluted	$ 0.55	$ 0.41